Valuation and Qualifying Accounts	10 Months Ended
Jan. 01, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II — Valuation and Qualifying Accounts
Stanley Black & Decker, Inc. and Subsidiaries
Fiscal years ended January 1, 2011, January 2, 2010, and January 3, 2009
(Millions of Dollars)

		ADDITIONS
		Charged to	Charged
	Beginning	Costs and	To Other	(a)	Ending
Description	Balance	Expenses	Accounts(b)(c)	Deductions	Balance
Allowance for Doubtful Accounts:
Year Ended 2010
Current	$31.9	$11.7	$23.6	$10.9	$56.3
Non-current	3.2	0.6	(0.1)	—	3.7
Year Ended 2009
Current	$39.8	$13.7	$0.2	$21.8	$31.9
Non-current	0.5	0.3	2.4	—	3.2
Year Ended 2008
Current	$40.3	$17.5	$6.1	$24.1	$39.8
Non-current	0.8	0.1	(0.4)	—	0.5

Tax Valuation Allowance:
Year Ended 2010	$24.4	$46.9	$199.1	$4.6	$265.8
Year Ended 2009	23.5	2.4	0.7	2.2	24.4
Year Ended 2008	27.3	2.5	(2.1)	4.2	23.5

(a)	With respect to the allowance for doubtful accounts, represents amounts charged-off, less recoveries of accounts previously charged-off.

(b)	Amount represents foreign currency translation impact, acquisitions, and net transfers to /from other accounts.

(c)	For 2010, amount primarily represents beginning tax valuation allowance as adjusted from the Merger.